GuidePath Conservative Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 43.5%	Shares	Value
Domestic Fixed Income Funds - 43.5%
Invesco Senior Loan ETF	56,845	$1,197,724
iShares 0-5 Year High Yield Corporate Bond ETF (a)	28,496	1,214,215
iShares 0-5 Year Investment Grade Corporate Bond ETF (a)	32,315	1,607,348
SPDR Bloomberg Investment Grade Floating Rate ETF (a)	130,732	4,017,394
		8,036,681
TOTAL INVESTMENT COMPANIES (Cost $7,990,983)		8,036,681

U.S. TREASURY OBLIGATIONS - 13.2%	Par	Value
United States Treasury Notes
0.50%, 03/31/2025	500,000	495,557
0.25%, 06/30/2025	750,000	735,688
0.25%, 09/30/2025	750,000	728,250
0.38%, 11/30/2025	500,000	482,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,443,562)		2,442,362

SHORT-TERM INVESTMENTS - 57.1%		Value
Investments Purchased with Proceeds from Securities Lending - 13.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (b)	2,534,659	2,534,659

Money Market Funds - 43.4%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (b)(c)	8,017,621	8,017,621
TOTAL SHORT-TERM INVESTMENTS (Cost $10,552,280)		10,552,280

TOTAL INVESTMENTS - 113.8% (Cost $20,986,825)		21,031,323
Liabilities in Excess of Other Assets - (13.8)%		(2,552,822)
TOTAL NET ASSETS - 100.0%		$18,478,501
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $2,477,660 which represented 13.4% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.